Parent Company Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash due from subsidiary	$ 35,790	$ 37,547
Other assets	2,415	2,659
Total assets	348,694	342,484
Liabilities and Stockholders' Equity
Notes payable	1,900	2,000
Other liabilities (note 7)	3,150	2,725
Total liabilities	320,605	315,537
Stockholders' equity (notes 7, 12 and 15):
Common stock of $3 par value, authorized 3,000,000 shares; issued and outstanding 1,507,089 shares in 2012 and 1,486,089 in 2011	4,492	4,473
Capital surplus	987	923
Retained earnings	24,244	22,981
Accumulated other comprehensive income (loss), net	(1,634)	(1,430)
Total stockholders' equity	28,089	26,947	26,482	25,851
Commitments, contingencies and other matters
Total liabilities and stockholders' equity	348,694	342,484
Parent Company [Member]
Assets
Cash due from subsidiary	13	16
Investment in subsidiary at equity	29,324	28,390
Other assets	680	567
Total assets	30,017	28,973
Liabilities and Stockholders' Equity
Notes payable	1,900	2,000
Other liabilities (note 7)	28	26
Total liabilities	1,928	2,026
Stockholders' equity (notes 7, 12 and 15):
Common stock of $3 par value, authorized 3,000,000 shares; issued and outstanding 1,507,089 shares in 2012 and 1,486,089 in 2011	4,492	4,473
Capital surplus	987	923
Retained earnings	24,244	22,981
Accumulated other comprehensive income (loss), net	(1,634)	(1,430)
Total stockholders' equity	28,089	26,947
Commitments, contingencies and other matters
Total liabilities and stockholders' equity	$ 30,017	$ 28,973